Segment Disclosures (Table)	12 Months Ended
Dec. 31, 2017
Segment Disclosures Table
Schedule of Geographical Information of company’s non-current assets
	December 31, 2017			December 31, 2016
	Canada	U.S.	Total	Canada	Total

Restricted cash	$-	$-	$-	$35	$35
Mineral property interests	11,202	3,263	14,465	10,496	10,496
Leasehold improvements and equipment	107	-	107	1	1